AdvisorShares Newfleet Multi-Sector Income ETF (Prospectus Summary) | AdvisorShares Newfleet Multi-Sector Income ETF
AdvisorShares Newfleet Multi-Sector Income ETF NYSE Arca Ticker: MINC

ADVISORSHARES TRUST

AdvisorShares Newfleet Multi-Sector Income ETF

NYSE Arca Ticker: MINC

Supplement dated May 22, 2019 to the

Summary Prospectus, Prospectus and Statement of Additional Information

dated November 1, 2018

This supplement provides new and additional information beyond that contained in the Summary Prospectus, Prospectus and Statement of Additional Information ("SAI") for the AdvisorShares Newfleet Multi-Sector Income ETF (the "Fund") and should be read in conjunction with those documents.

Effective May 16, 2019, the management fee paid by the Fund to AdvisorShares Investments, LLC has been reduced from 0.65% to 0.50% of the Fund's average daily net assets. In light of the change to the Fund's management fee, all references to the fee in the Fund's Summary Prospectus, Prospectus and SAI are revised accordingly, and the fees and expenses table and expense example in the Fund's Summary Prospectus and Prospectus have been updated as follows:

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
MANAGEMENT FEES*	0.50%
DISTRIBUTION (12b-1) FEES	0.00%
OTHER EXPENSES	0.19%
TOTAL ANNUAL OPERATING EXPENSES*	0.69%
*	Restated to reflect current fees.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds. This Example does not take into account creation or redemption transaction fees, or the brokerage commissions that you pay when purchasing or selling shares of the Fund. If these fees and commissions were included, your costs would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
AdvisorShares Newfleet Multi-Sector Income ETF	$70	$221	$384	$859

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table below.

SHAREHOLDER FEES (fees paid directly from your investment) None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	AdvisorShares Newfleet Multi-Sector Income ETF
MANAGEMENT FEES	0.50%	[1]
DISTRIBUTION (12b-1) FEES	none
OTHER EXPENSES	0.19%
TOTAL ANNUAL OPERATING EXPENSES	0.69%	[1]
[1]	Restated to reflect current fees.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds. This Example does not take into account creation or redemption transaction fees, or the brokerage commissions that you pay when purchasing or selling shares of the Fund. If these fees and commissions were included, your costs would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Year	Expense Example, with Redemption, 5 Year	Expense Example, with Redemption, 10 Year
| AdvisorShares Newfleet Multi-Sector Income ETF | | USD ($)	70	221	384	859

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.